Defined benefit plans (Detail 9) - CHF (SFr) SFr in Millions		Dec. 31, 2017	Dec. 31, 2016
Swiss plan | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	SFr (1,432)	SFr (1,435)
Decrease by 50 basis points	[1]	1,627	1,630
Swiss plan | Rate of salary increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	84	86
Decrease by 50 basis points	[1]	(80)	(79)
Swiss plan | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	1,181	1,178
Swiss plan | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	260	264
Decrease by 50 basis points	[1]	(247)	(250)
Swiss plan | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	[1]	807	796
UK plan | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	(341)	(388)
Decrease by 50 basis points	[1]	391	452
UK plan | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	370	435
Decrease by 50 basis points	[1]	(327)	(377)
UK plan | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	[1]	139	136
US and German plans | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	(88)	(86)
Decrease by 50 basis points	[1]	96	94
US and German plans | Rate of salary increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	1	1
Decrease by 50 basis points	[1]	(1)	(1)
US and German plans | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	7	6
Decrease by 50 basis points	[1]	(6)	(6)
US and German plans | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	9	9
Decrease by 50 basis points	[1]	(9)	(8)
US and German plans | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	[1]	47	44
UBS AG | Swiss plan | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1],[2]	(875)	(1,435)
Decrease by 50 basis points	[1],[2]	996	1,630
UBS AG | Swiss plan | Rate of salary increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1],[2]	60	86
Decrease by 50 basis points	[1],[2]	(57)	(79)
UBS AG | Swiss plan | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1],[2]	708	1,178
UBS AG | Swiss plan | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1],[2]	164	264
Decrease by 50 basis points	[1],[2]	(155)	(250)
UBS AG | Swiss plan | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	[1],[2]	485	796
UBS AG | UK plan | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	(341)	(388)
Decrease by 50 basis points	[1]	391	452
UBS AG | UK plan | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	370	435
Decrease by 50 basis points	[1]	(327)	(377)
UBS AG | UK plan | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	[1]	139	136
UBS AG | US and German plans | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	(88)	(86)
Decrease by 50 basis points	[1]	96	94
UBS AG | US and German plans | Rate of salary increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	1	1
Decrease by 50 basis points	[1]	(1)	(1)
UBS AG | US and German plans | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	7	6
Decrease by 50 basis points	[1]	(6)	(6)
UBS AG | US and German plans | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	9	9
Decrease by 50 basis points	[1]	(9)	(8)
UBS AG | US and German plans | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	[1]	SFr 47	SFr 44

[1]	The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.
[2]	The decrease in sensitivity in 2017 was mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG.